Notes to the Consolidated Statements of Cash Flows (Details) $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2021 CAD ($)
Notes To The Statements Of Cash Flows [Abstract]
Cash	$ 6,858,298			$ 1.3
Cash equivalents	590,000,000
Interest paid	1,923,202	$ 519,769	$ 0
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of lease liabilities	(884,024)	(387,508)	0
Proceeds from loans payable	10,091,220	2,153,110	86,572
Repayment of loans payable	12,544,339	12,881	0
Proceeds from government grants	92,926	1,182,599	1,697,794
Proceeds from convertible debt	98,400,263	0	0
Grant of restricted share units	3,982,943	332,634	97,258
Restricted share units
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	171,849	0
Total changes from financing cash flows	0	0
Grant of restricted share units	604,943		88,425
Fair value gain (loss) on instruments	3,096,940		84,454
RSU FMV transfer to share capital on public transaction	(3,922,754)
Foreign exchange (gain) or loss	49,022		(1,030)
Ending balance	0	171,849	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,613,170	0
Repayment of lease liabilities	(884,024)	(387,508)
Total changes from financing cash flows	(884,024)	(387,508)
New leases	26,261,895		4,141,153
Foreign exchange (gain) or loss	373,828		(140,475)
Ending balance	29,364,869	3,613,170	0
Loans payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,247,878	87,381
Proceeds from loans payable	10,091,220	2,153,110
Repayment of loans payable	12,544,339	12,881
Total changes from financing cash flows	(2,453,119)	2,227,610
Foreign exchange (gain) or loss	244,989		20,268
Ending balance	39,748	2,247,878	87,381
Restoration provisions
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	321,400	0
Total changes from financing cash flows	0	0
Accrued interest and accretion	3,194
New restoration provisions		321,400
Foreign exchange (gain) or loss	9,639
Ending balance	334,233	321,400	0
Convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	384,207
Proceeds from convertible debt	70,719,220
Total changes from financing cash flows	70,719,220	384,207
Accrued interest and accretion	1,129,680		9,931
Conversion of convertible debt		(397,424)
Foreign exchange (gain) or loss			3,286
Ending balance	71,848,900	0	384,207
Conversion feature of convertible debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	94,985
Proceeds from convertible debt	27,681,043
Total changes from financing cash flows	27,681,043	94,985
Fair value gain (loss) on instruments	1,347,895
Accrued interest and accretion
Conversion of convertible debt		(94,985)
Ending balance	29,028,938	0	94,985
Deferred government funding
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	1,067,318
Proceeds from government grants		1,182,599
Total changes from financing cash flows	0	2,249,917
Foreign exchange (gain) or loss			(23,007)
Amortization of government grants	0		(2,226,910)
Ending balance	$ 0	$ 0	$ 1,067,318